VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

May 29, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Voya Series Fund, Inc.
(File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 189 (“Amendment”) to the Registration Statement of Voya Series Fund, Inc., (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on July 31, 2015.

The Registrant is filing the Amendment for the purpose of updating the Prospectus and the related Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP